Subsequent Events (Details Textual) (Issuance of Equity [Member], USD $) In Millions, unless otherwise specified	0 Months Ended	1 Months Ended
	Jul. 07, 2012	Jul. 31, 2012	Jul. 07, 2012
Issuance of Equity [Member]
Subsequent Events (Textual) [Abstract]
Number of Common units issued to Institutional Investors	1.7	1.7
Partners capital account proportionate capital contribution percentage	2.00%
Holding company interest private placement	32.30%
Private placement, amount issued	$ 45.9
Partners' Capital Account, Units, Beginning Balance			73.8